Income Taxes (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jun. 28, 2013	Sep. 26, 2014	Sep. 27, 2013	Sep. 28, 2012
Income Taxes [Line Items]
Operating loss carryforward		$ 221,300,000
Tax credit carryforward		15,900,000
Unrecognized tax benefits that would require cash remittance if not sustained		82,000,000	100,100,000	13,400,000
Advance payment in connection with proposed settlement of certain tax matters, tax payment		0	0	23,500,000
Unrecognized tax benefits, which if favorably settled would benefit the effective tax rate		82,000,000	96,300,000	144,300,000
Interest expense on unrecognized tax benefits		7,000,000	2,400,000	1,400,000
Released tax interest		24,000,000
Interest accrued on unrecognized tax benefits		45,100,000	62,100,000	33,900,000
Accrued interest on unrecognized tax benefits transferred from Covidien	51,800,000
Unrecognized tax benefits that would impact effective tax rate, upper bound of change		19,800,000
Income tax penalties and interest accrued that would impact effective tax rate, upper bound of change		13,400,000
Tax payments associated with non-current deferred intercompany transactions		14,800,000	0
Tax payments associate with current deferred intercompany transactions		3,600,000
Deferred income taxes (current asset)		165,200,000	171,100,000
Deferred income taxes (non-current liability)		2,398,600,000	310,100,000
Increase (decrease), deferred tax liability due to intangible asset amortization		43,300,000
Increase (decrease), deferred tax liability due to non-cash impairment charges		25,700,000
Deferred tax assets, tax credit carryforwards		102,000,000	53,600,000
Deferred tax assets, valuation allowance		77,500,000	30,000,000
Increase (decrease) deferred tax liability due to installment sale		93,500,000	0
Deferred tax liabilities, intangible assets		2,176,500,000	113,100,000
Deferred tax assets, tax deferred expense, compensation and benefits, employee compensation		28,000,000	12,300,000
Tax credit carryforwards, not subject to expiration		5,200,000
Expected repatriation of foreign earnings, tax amount		1,400,000	200,000	400,000
Undistributed earnings		1,100,000,000
Cadence Pharmaceuticals, Inc.
Income Taxes [Line Items]
Operating loss carryforward		187,800,000
Increase (decrease), deferred tax liability		292,300,000
Operating loss carryforwards		197,400,000
Deferred tax assets, tax credit carryforwards		6,400,000
Deferred tax assets, valuation allowance		12,500,000
Increase (decrease) deferred tax liability due to installment sale		93,600,000
Increase (decrease) deferred tax asset resulting from installment sale transaction		182,700,000
Cadence Pharmaceuticals, Inc. | Ofirmev
Income Taxes [Line Items]
Increase (decrease), deferred tax liability		487,200,000
Increase (decrease) deferred tax liability due to installment sale		(272,700,000)
Questcor Pharmaceuticals, Inc.
Income Taxes [Line Items]
Income taxes receivable		60,000,000
Increase (decrease) in deferred tax assets		21,400,000
Increase (decrease), deferred tax liability		1,900,700,000
Deferred tax liabilities, intangible assets		10,800,000
Deferred tax liabilities, inventory		16,200,000
Deferred tax assets, tax deferred expense, compensation and benefits, employee compensation		34,100,000
Deferred tax assets, accrued royalties		18,500,000
Questcor Pharmaceuticals, Inc. | Acthar
Income Taxes [Line Items]
Increase (decrease), deferred tax liability		1,928,800,000
Covidien
Income Taxes [Line Items]
Increase (decrease), deferred tax liability		20,000,000
Internal Revenue Service (IRS)
Income Taxes [Line Items]
Advance payment in connection with proposed settlements of certain tax matters		35,900,000
Advance payment in connection with proposed settlement of certain tax matters, tax payment		27,300,000
Advance payment in connection with proposed settlement of certain tax matters, interest payment		8,600,000
Capital loss carryforwards		3,300,000
Internal Revenue Service (IRS) | Covidien
Income Taxes [Line Items]
Advance payment in connection with proposed settlements of certain tax matters				35,100,000
Advance payment in connection with proposed settlement of certain tax matters, tax payment				23,500,000
Advance payment in connection with proposed settlement of certain tax matters, interest payment				11,600,000
U.S. - Federal and State
Income Taxes [Line Items]
Operating loss carryforwards, subject to expiration		33,100,000
Foreign Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards		50,600,000
Operating loss carryforwards, not subject to expiration		41,300,000
Operating loss carryforwards, subject to expiration		9,300,000
Parent Company Investment
Income Taxes [Line Items]
Interest accrued on unrecognized tax benefits			26,000,000
R&D credit
Income Taxes [Line Items]
Tax credit carryforward		$ 8,600,000